Accrued Severance (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Severance [Abstract]
Schedule of Accrued Severance
	December 31,
	2024	2023

Severance liability	$219,520	27,186
Funded portion	(95,539)	(21,943)
Severance liability, net of funded portion	$123,981	5,243